Acquisitions and disposals (Details 3) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 15, 2023
Statement [Line Items]
Investment properties	$ 22,320
Property, plant and equipment	225
Income tax credit	66
Trade and other receivables	813
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(1,214)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Cash and cash equivalents	5,514	$ 17,865
Total identifiable net assets	13,518
Inventories	210
Acquisition of "Los Gallegos" Shopping Mall [Member]
Statement [Line Items]
Investment properties	22,320
Property, plant and equipment	225
Income tax credit	66
Trade and other receivables	813
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(917)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Cash and cash equivalents	5,514
Total identifiable net assets	18,990
Total acquisition consideration	18,990
Inventories	$ 210